Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment [Abstract]
Depreciation expense	$ 128,024	$ 127,447	$ 125,014
Software assets developed for internal use costs, net of accumulated depreciation	$ 143,330	$ 154,731